Document And Entity Information	May 28, 2026
Document Information [Line Items]
Entity, Registrant Name	SILVER STAR PROPERTIES REIT, INC.
Document, Type	8-K
Document, Period End Date	May 28, 2026
Entity, Incorporation, State or Country Code	MD
Entity, File Number	000-53912
Entity, Tax Identification Number	26-3455189
Entity, Address, Address Line One	100 N. FOREST PARK BLVD, SUITE 100
Entity, Address, City or Town	FORT WORTH
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	885-8390
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001446687